Goodwill and Intangible Assets (Major Asset Classes) (Details) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2020 USD ($)	Oct. 31, 2019 USD ($) item	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Line Items]
Original Cost	$ 51.0		$ 51.0	$ 31.6
Accumulated Amortization	5.2		5.2	1.3
Impairment charge			0.0
Net Book Value	$ 45.8		45.8	30.3
Amortization expense of intangible assets			$ 3.9	0.8	$ 0.3
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	10.90%		10.90%
Number of reporting units with goodwill impairment | item		2
Long-lived asset impairment charge			$ 0.0	0.0	0.0
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Expected amortization expenses in year one	$ 4.0		4.0
Expected amortization expenses in year two	4.0		4.0
Expected amortization expenses in year three	4.0		4.0
Expected amortization expenses in year four	4.0		4.0
Expected amortization expenses in year five	4.0		4.0
Goodwill [Roll Forward]
Goodwill, Beginning Balance			43.2
Acquisitions			31.8	43.2
Purchase price adjustments			0.3
Goodwill impairment	(1.2)	$ (45.8)	(47.0)	0.0	$ 0.0
Goodwill, Ending Balance	28.3		$ 28.3	43.2
Customer contracts and relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)			20 years
Original Cost	43.0		$ 43.0	24.9
Accumulated Amortization	2.4		2.4	0.3
Net Book Value	40.6		40.6	24.6
Covenants not to compete and other identified intangibles
Goodwill and Intangible Assets Disclosure [Line Items]
Original Cost	4.7		4.7	3.4
Accumulated Amortization	1.9		1.9	0.3
Net Book Value	2.8		$ 2.8	3.1
Covenants not to compete and other identified intangibles | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)			1 year 6 months
Covenants not to compete and other identified intangibles | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)			3 years
Developed Technologies
Goodwill and Intangible Assets Disclosure [Line Items]
Useful Life (years)			15 years
Original Cost	3.3		$ 3.3	3.3
Accumulated Amortization	0.9		0.9	0.7
Net Book Value	2.4		$ 2.4	2.6
Southwest
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets			35.70%
Goodwill [Roll Forward]
Goodwill, Beginning Balance			$ 22.1
Goodwill impairment			$ (22.4)
Goodwill, Ending Balance				22.1
Rocky Mountains
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets			54.80%
Goodwill [Roll Forward]
Goodwill, Beginning Balance			$ 13.2
Goodwill, Ending Balance	$ 28.3		$ 28.3	13.2
Northeast/Mid-Con
Goodwill and Intangible Assets Disclosure [Line Items]
Percentage of undiscounted cash flows exceeding carrying value of assets			56.70%
Goodwill [Roll Forward]
Goodwill, Beginning Balance			$ 7.9
Goodwill impairment			(24.6)
Goodwill, Ending Balance				$ 7.9
Northeast/Mid-Con and Southwest
Goodwill [Roll Forward]
Goodwill impairment			$ (47.0)